Changes in Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Changes in Significant Accounting Policies [Abstract]
Changes in significant accounting policies
3.	Changes in material accounting policies

a.	Application of new and revised International Financing Reporting Standards (“IFRSs” or “IAS”) that are mandatorily effective for the current year

In the current year, the Group has applied a number of new and amended IFRS and interpretations issued by the International Accounting Standards Board (“IASB”) that are mandatorily effective for an accounting period that begins on or after January 1, 2023. The conclusions related to their adoption are described as follows:

New and amended IFRS Standards that are effective for the current year

The Group adopted the following amendments in the current year:

●	IFRS 17, Insurance contracts, there was no impact from the adoption of this standard.

●	Amendments to IAS 1, and Statement of practice No. 2 of IFRS – Disclosure of material accounting policies: As a result of the modifications, the Group made changes to its accounting policies described in note 2. The Management evaluated the material and relevant policies to communicate them effectively and applicable to the Group, avoiding using standardized information that is not important for users of the information contained in the financial statements.

●	Amendments to IAS 8, Disclosure of accounting estimates. The Group did not have any impact derived from the modifications of this standard, since there is no current situation that implies a change in accounting estimates; However, the Group Management considered the definition to evaluate the accounting estimates according to the new definition.

●	Amendments to IAS 12, Deferred tax related to assets and liabilities arising from a single transaction. As a result of the modification, the Group has recognized a deferred tax asset in relation to its lease liability and a deferred tax liability in relation to its right-of-use assets. However, there was no impact on the statement of financial position because the balances qualify for offset under IAS 12. There was also no impact on opening profits as of January 1, 2022, as a result of the change. The key impact for the Group is related to the disclosure of the deferred tax assets and liabilities recognized (see note 17), for comparative purposes, the disclosures in said note were modified.

●	International tax reform -Rules of the second pillar model. The Group is not within the scope of the pillar two model rules because this legislation has not been enacted in the jurisdiction where it operates. Since pillar two legislation is not effective at the reporting date, the Group has no current tax exposure and applies the exception to recognize and disclose information on deferred tax assets and liabilities related to pillar two income tax, as provided in the amendments to IAS 12 issued in May 2023.

New and revised IFRS Standards in issue but not yet effective

As of the date of issuance of these financial statements, the Group has not applied any new and revised IFRS, nor improvements issued by the IASB that have been published but are not yet effective. Based on management’s analysis, the Company does not see potential impacts from its adoption, considering that some are not of significant applicability and others are totally not applicable to the balances and transactions carried out by the Company.